Convertible Preferred Stock, Common Stock and Stockholders’ Equity (Details Narrative) - USD ($)																	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 28, 2025	Feb. 05, 2025	Feb. 04, 2025	Feb. 03, 2025	Jan. 09, 2025	Nov. 15, 2024	Nov. 14, 2024	Oct. 24, 2024	Oct. 23, 2024	Oct. 11, 2024	Jul. 26, 2024	Jun. 03, 2024	Apr. 18, 2024	Feb. 09, 2024	Sep. 12, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Feb. 04, 2025	Dec. 31, 2024		Dec. 31, 2023		Sep. 04, 2024	Jul. 15, 2024	Jul. 10, 2024	May 31, 2024	Feb. 21, 2024	Sep. 19, 2023	Dec. 31, 2022	[2]
Class of Stock [Line Items]
Common stock, shares authorized	330,000,000																330,000,000				330,000,000		330,000,000
Common stock par value	$ 0.0001																$ 0.0001				$ 0.0001		$ 0.0001				$ 0.0001
Common stock shares issued	31,792,580																31,792,580				20,760,214		3,552,223
Common stock, shares outstanding	31,792,580																31,792,580				20,760,214		3,552,223
Issuance of common stock in lieu of cash per settlement agreement , shares																	2,682,911	5,000			174,997		718,574
Issuance of stock, value																	$ 2,754,000						$ 11,000
Number of shares issued for lieu of cash interest																		1,581			1,581
Number of shares issued														196,500
Number of shares purchased	20,256,808											698,812		196,500			20,256,808				10,923,158		1,341,217	[1]
Purchase price																									$ 1.14
Gross proceeds																							$ 1,250,000
Public warrant redemption description																					The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $180.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.
Redemption of outstanding warrants per share																$ 0.01
Share Price																					$ 20.00
Convertible notes payable	$ 1,755,000																1,755,000				$ 3,821,000		2,867,000
Gross proceeds																					$ 2,000
Convertible preferred stock, shares outstanding																					0		0
Common stock dividend																					$ 0
Stock Issued During Period, Shares, Stock Splits																					79,438
Number of common stock from exercises of stock options																							19,773
Number of shares for debt settlement																							38,782
Number of shares for common stock for deferred compensation settlement																							4,683
Number of shares for Non-Redemption and PIPE Agreement Investor																							130,682
Number of shares for Forward Purchase Agreement																							100,000
Number of shares for stockholders																							1,676,919
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable														$ 1,000,000.0
Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased	191,217															1,912,514	191,217				191,217		191,217	[1]
Purchase price																$ 11.50
Class of warrants or rights warrants issued during the period units																191,217
Class of warrant or right, exercise price of warrants or rights																$ 115.00
Public Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased	1,150,000																1,150,000				1,150,000		1,150,000	[1]
Purchase price																$ 115.00
Class of warrants or rights warrants issued during the period units																1,150,000
Redemption Of Warrants [Member] | Share Price Equal Or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of warrants, redemption notice period																30 days
Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price																$ 180.00
Placement Agent Warrant [Member]
Class of Stock [Line Items]
Outstanding shares																					453,871
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased														1,519,750
Purchase price														$ 6.00												$ 1.52
Warrant or right, outstanding	1,051,635																1,051,635				1,051,635
Warrant exercisable years														5 years
Warrants issued to purchase shares of common stock														256,885
Outstanding shares																					1,051,635
Series A Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable														$ 1,000,000.0
Series B Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased	267,300													1,519,750			267,300		267,300
Purchase price	$ 2.00													$ 6.00			$ 2.00				$ 2.00					1.52
Gross proceeds																	$ 500,000				$ 500,000
Warrant or right, outstanding	689,335																689,335				689,335
Warrant exercisable years														1 year
Warrants issued to purchase shares of common stock														256,885
Outstanding shares																					689,335
Series B Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable														$ 1,000,000.0
Series B-1 Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased													267,300
Purchase price													$ 2.00													1.52
Warrant exercisable years													5 years
Series B1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased	762,300																762,300				762,300			[1]
Purchase price																					$ 1.52
Warrant or right, outstanding	762,300																762,300				762,300
Outstanding shares																					762,300
Series C-1 Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased													802,500
Purchase price													$ 2.00
Warrant exercisable years													5 years
Number of shares exercised													50,000
Gross proceeds													$ 100,000
Number of shares purchased													50,000
Series C1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased	815,000																815,000				815,000			[1]
Purchase price																					$ 1.52					1.52
Warrant or right, outstanding	815,000																815,000				815,000
Outstanding shares																					815,000
Series D Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased													1,069,800
Purchase price													$ 3.00
Warrant exercisable years													5 years 6 months
Warrant fair value													$ 1,700,000
Deemed dividend													$ 1,700,000
Series D Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased	1,069,800																1,069,800				1,069,800			[1]
Purchase price																										$ 1.52
Warrant or right, outstanding	1,069,800																1,069,800				1,069,800
Outstanding shares																					1,069,800
Series E Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased										2,050,000
Purchase price										$ 1.13
Series C Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased														1,519,750							802,500
Purchase price														$ 6.00							$ 2.00
Gross proceeds																					$ 1,600,000
Warrant exercisable years										6 months				4 months
Warrants issued to purchase shares of common stock														256,885
Outstanding shares																					0
Series C Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable														$ 1,000,000.0
Series E Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased	2,050,000																2,050,000				2,050,000			[1]
Warrant or right, outstanding	2,050,000																2,050,000				2,050,000
Outstanding shares										2,050,000
Outstanding warrants																							0
Series F Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased										2,050,000
Purchase price										$ 1.13
Warrant exercisable years										6 months
Series F Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased	2,050,000																2,050,000				2,050,000			[1]
Warrant or right, outstanding	2,050,000																2,050,000				2,050,000
Outstanding shares										2,050,000
Series G Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased		6,053,000
Purchase price		$ 0.6954
Warrant or right, outstanding	6,053,000																6,053,000				6,053,000
Warrant exercisable years		6 months
Pre Funded Series G Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased	2,728,000	2,728,000															2,728,000
Purchase price		$ 0.649
Warrant or right, outstanding																					2,728,000
Warrant exercisable years		0 months
Board of Directors [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares												7,500,000
Issuance of stock, value												$ 2,000,000.0
Percentage of strategic investment												25.00%
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																	2,682,911						155
Issuance of stock, value
Number of shares issued																		5,000,000			174,997
Number of shares issued														1,323,250
Purchase price per share														$ 4.00
Number of shares purchased														1,323,250
Purchase price												$ 1.431		$ 4.00
Stock Issued During Period, Shares, Conversion of Convertible Securities																					2,120,741		38,782
[custom:StockIssuedDuringPeriodShareStockOptionsExercised]																					196,500
[custom:StockIssuedDuringPeriodShareSubscriptionAgreement]																					698,812
Stock Issued During Period, Shares, Restricted Stock Award, Gross																	24,455
Number of common stock from exercises of stock options																							19,773
Outstanding shares	31,792,580																31,792,580	3,572,679			20,760,214	[2]	3,552,223	[2]							858,373
Common Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Common stock shares issued																					4,437,869
Issuance of common stock in lieu of cash per settlement agreement , shares																					2,050,000
Number of shares issued																					1,900,173
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					38,455
Common Stock [Member] | Series B1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																					820,000
Purchase price																					$ 1.52
Warrant exercisable years																					5 years
Common Stock [Member] | Series C-1 Warrants [Member]
Class of Stock [Line Items]
Warrant exercisable years																					5 years
Common Stock [Member] | Series C1 Warrant [Member]
Class of Stock [Line Items]
Purchase price																					$ 1.52
Warrant [Member]
Class of Stock [Line Items]
Issuance of stock, value												$ 1,000,000.0
Number of shares purchased												600,000		75,988							10,923,158		1,341,217					53,490
Purchase price												$ 1.90
Number of shares purchased
Warrant [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Warrant or right, outstanding	191,217																191,217				191,217
Outstanding shares																							191,217
Warrant [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrant or right, outstanding	1,150,000																1,150,000				1,150,000
Outstanding shares																					1,150,000		1,150,000
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased									102,500
Gross proceeds									$ 2,100,000
Issued placement agent common stock warrants									$ 102,500
Non Series Warrant [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Warrant or right, outstanding	640,000																640,000				640,000
April Public Offering [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Purchase price														$ 6.60
Warrant exercisable years														5 years
Warrants issued to purchase shares of common stock														75,988
May Inducement Offer [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Purchase price													$ 3.75
Warrant exercisable years													5 years
Warrants issued to purchase shares of common stock													53,490
Term Note Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																					20,000		155
Issuance of stock, value																	$ 5,000,000
Number of shares issued																		13,875			13,875
Number of shares issued as interest paid in kind																							4,282
Term Note Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares issued																	24,455
Term Note Agreement [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued																	3,325,000
Inducement Offer Letter Agreement [Member]
Class of Stock [Line Items]
Number of shares purchased																												3,082,500
Inducement Offer Letter Agreement [Member] | Series B Warrants And Series C Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																												1,069,800
Inducement Offer Letter Agreement [Member] | Series B-1 Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																												267,300
Inducement Offer Letter Agreement [Member] | Series C-1 Warrants [Member]
Class of Stock [Line Items]
Purchase price																												$ 2.00
Inducement Offer Letter Agreement [Member] | Series C-1 Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares purchased																												802,500
Inducement Offer Letter Agreement [Member] | Series D Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares purchased																												1,069,800
Subscription Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased												600,000
Sales Agreement [Member]
Class of Stock [Line Items]
Legal fees											$ 7,500
Sales Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of stock, value				$ 6,100,000
Sales Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock par value											$ 5,100,000
Number of shares issued																	2,682,911
Shares issued price per share				$ 0.0001							$ 0.0001									$ 0.0001
Offering price											$ 5,100,000
Cash commission percentage											3.00%
Disbursements fees											$ 50,000
Sales agreement																				$ 6,100,000
Gross proceeds from offering																	$ 2,900,000
Disbursements counsel											$ 50,000
Sales Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued price per share				$ 0.0001																$ 0.0001
Sales agreement																				$ 6,100,000
Market Offering Agreement [Member]
Class of Stock [Line Items]
Issuance of stock, value				$ 11,200,000	$ 5,100,000
Market Offering Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of stock, value			$ 11,200,000	$ 5,100,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		3,325,000
Shares issued price per share		$ 0.65
Issued placement agent common stock warrants	$ 3,900,000
Securities Purchase Agreement [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Purchase price										$ 1.25
Warrant exercisable years										6 months
Warrants issued to purchase shares of common stock										102,500
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		3,325,000								2,050,000
Number of shares issued										2,050,000
Purchase price per share										$ 1.00
Purchase price		$ 0.65								1.00
Shares issued price per share		$ 0.0001								$ 0.0001
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		6,053,000
Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		2,728,000
Purchase price		$ 0.001
Shares issued price per share		0.649
Placement Agency Agreement [Member] | Placement Agent Warrant [Member]
Class of Stock [Line Items]
Purchase price		$ 0.8125				$ 1.0625		$ 2.11
Warrant or right, outstanding	1,006,521																1,006,521				453,871
Warrant exercisable years		6 months				6 months		6 months		6 months
Warrants issued to purchase shares of common stock		302,650				250,000		221,893
Placement Agency Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares						5,000,000		4,437,869
Purchase price per share								$ 1.69
Purchase price						$ 0.85		1.69
Shares issued price per share						$ 0.0001		$ 0.0001
Gross proceeds from offering						$ 4,300,000	$ 7,500,000
Placement Agency Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares						5,000,000
Purchase price						$ 0.85
Shares issued price per share						$ 0.0001
Gross proceeds from offering						$ 4,300,000
Placement Agency Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares								221,893
Number of shares purchased		302,650				250,000		221,893
Settlement Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares															20,000
Purchase price															$ 13.20														$ 13.20
Warrant or right, outstanding															40,000														40,000
Warrant exercisable years												3 years			5 years
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized																														1,000,000
Preferred stock par value per share																														$ 0.0001
Preferred stock outstanding	0																0				0		0
Voting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	312,000,000																312,000,000				312,000,000
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	18,000,000																18,000,000				18,000,000
Common stock, shares outstanding	1,800,000																1,800,000				1,800,000
Series E Common Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares										2,050,000
Number of shares purchased										2,050,000
Series F Common Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares										2,050,000
Number of shares purchased										2,050,000
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																					725,000
Issued placement agent common stock warrants																					$ 1,100,000
Series C Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																					336,635
Number of shares purchased																					637,500
Purchase price																					$ 1.52
Issued placement agent common stock warrants																					$ 1,000,000.0
Series B Warrants [Member]
Class of Stock [Line Items]
Number of shares purchased																					820,000
Purchase price																					$ 1.52
Issued placement agent common stock warrants																					$ 1,200,000
Series B1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																					325,000
Issued placement agent common stock warrants																					$ 500,000
Series C1 Warrant [Member]
Class of Stock [Line Items]
Number of shares purchased																					575,000
Issued placement agent common stock warrants																					$ 900,000
Gross proceeds																			$ 100,000
Series C1 Warrant [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares purchased																					637,500

[1]	Retrospectively restated for reverse recapitalization.
[2]	Retrospectively restated for reverse recapitalization.